Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	41.05%
Annual Return 2014	9.58%
Annual Return 2015	4.66%
Annual Return 2016	5.12%
Annual Return 2017	22.07%
Annual Return 2018	(1.16%)
Annual Return 2019	27.12%
Annual Return 2020	36.00%
Annual Return 2021	19.32%
Annual Return 2022	(34.70%)